Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash Flows from Operating Activities
Net income		€ 2,118.5		€ 1,471.9		€ 1,387.2
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	417.5		356.9		296.9
Impairment		9.0		3.5		2.3
Loss on disposal of property, plant and equipment	[2]	2.8		5.2		1.6
Share-based payments		53.1		47.7		59.0
Allowance for doubtful receivables		7.8	[3]	3.2	[3]	3.9
Allowance for obsolete inventory		120.1		73.0		211.8
Deferred Income Taxes and Tax Credits		(7.6)		(0.6)		45.3
Profit (loss) related to equity method investments		16.7		0.0		0.0
Changes in assets and liabilities:
Accounts receivable		(1,142.4)		187.4		243.2
Finance receivables		224.8		(156.1)		(145.3)
Inventories	[2],[4]	(237.8)		(43.7)		(87.8)
Other assets		(389.8)		(152.9)		(146.3)
Accrued and other liabilities		491.2		(273.9)		235.4
Accounts payable		266.5		50.9		(77.1)
Current tax assets and liabilities		(151.8)		93.4		(4.6)
Net cash provided by operating activities		1,798.6		1,665.9		2,025.5
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[4]	(338.9)	[5]	(316.3)		(371.8)
Purchase of intangible assets		(19.1)		(8.4)		(1.1)
Purchase of short-term investments		(1,129.3)		(2,520.0)		(950.0)
Maturity of short-term investments		1,250.0		2,320.0		334.9
Cash from (used for) derivative financial instruments		27.0		(15.0)		(171.9)
Loans issued and other investments		(0.6)		(7.4)		0.0
Proceeds from (Repayments of) Debt		1.6		0.0		0.0
Acquisition of equity method investments		(1,019.7)		0.0		0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital		19.7		0.0		0.0
Acquisition of subsidiaries (net of cash acquired)		0.0		(2,641.3)		0.0
Net cash used in investing activities		(1,209.3)		(3,188.4)		(1,159.9)
Cash Flows from Financing Activities
Dividend paid		(516.7)		(445.9)		(302.3)
Purchase of treasury shares		(500.0)		(400.0)		(564.9)
Net proceeds from issuance of shares		50.6		582.7	[6]	33.2
Net proceeds from issuance of notes		0.0		2,230.6	[6],[7]	0.0
Repayment of debt		(243.0)		(4.7)		(3.6)
Tax benefit (deficit) from share-based payments		0.0		0.9		3.7
Net cash from (used in) financing activities		(1,209.1)		1,963.6		(833.9)
Net cash flows		(619.8)		441.1		31.7
Effect of changes in exchange rates on cash		(28.1)		7.1		7.5
Net increase (decrease) in cash and cash equivalents		(647.9)		448.2		39.2
Cash and cash equivalents at beginning of the year		2,906.9		2,458.7		2,419.5
Cash and cash equivalents at end of the year		2,259.0		2,906.9		2,458.7
Supplemental Disclosures of Cash Flow Information:
Interest paid		(91.4)		(55.7)		(43.7)
Income taxes paid		€ (475.0)		€ (115.9)		€ (126.9)

[1]	In 2017, depreciation and amortization includes EUR 308.2 million of depreciation of property, plant and equipment (2016: EUR 290.8 million, 2015: EUR 243.0 million), EUR 105.5 million of amortization of intangible assets (2016: EUR 63.5 million, 2015: EUR 51.2 million) and EUR 3.8 million of amortization of underwriting commissions and discount related to the bonds and credit facility (2016: EUR 2.6 million, 2015: EUR 2.7 million)
[2]	In 2017, an amount of EUR 45.8 million (2016: EUR 22.8 million, 2015: EUR 72.7 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see
[3]	The addition for the year is recorded in cost of sales.
[4]	In 2017, an amount of EUR 13.4 million (2016: EUR 21.6 million, 2015: EUR 91.0 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 13 Property, plant and equipment.
[5]	4.In 2017, an amount of EUR 36.5 million of the purchase of property, plant and equipment relates to funding provided for tooling to our equity method investment. This funding is not reflected as addition in our movement schedule of property, plant and equipment, see Note 13 Property, plant and equipment, but is presented as part of the other assets. For further details regarding our equity method investments see Note 10 Equity method investments.
[6]	Net proceeds from issuance of shares include an amount of EUR 536.6 million which is included in the consideration transferred for the acquisition of HMI.
[7]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2027.